S000005593 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Morningstar Global Large-Stock Blend Category (reflects net performance of funds in this group)
Prospectus [Line Items]
Average Annual Return, Percent	19.16%	8.84%	9.85%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	2.24%	7.61%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	(0.43%)	5.04%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	1.42%	5.73%